Stockholders’ Equity	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 9 - Stockholders’ Equity

Series B Preferred

The Company has designated 200,000 shares of preferred stock, $0.00001 par value per share, for each of the Series B Preferred. The holders of the Series B Preferred Stock shall be entitled to receive, upon liquidation, dissolution or winding up of the Company, the amount of cash, securities or other property to which such holder would be entitled to receive with respect to such shares of Series B Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation.

Holders of the Series B Preferred Stock are entitled to receive cumulative cash dividends at an annual rate of eight percent (8%). Holders of the Series B Preferred Stock shall have no voting rights. Each share of Series B Preferred Stock shall be convertible, at the option of the holder, into shares of common stock at a rate of 1 share of Series B Preferred Stock into 15 shares of common stock. During the three and nine months ended October 31, 2022, the Company declared dividends of $12,413, of which the Company paid $11,313.

On September 13, 2022, the Company closed the first round of the Series B Preferred Stock offering with the sale of 47,200 shares, raising gross proceeds of $1,180,000.

Restricted Stock Units

During the nine months ended October 31, 2022, the Company awarded the CEO a grant of 147,059 restricted stock units (“RSUs”) with a grant date fair value of $200,000. The RSUs will be expensed over the requisite service period. The terms of the RSUs include vesting provisions based solely on continued service. If the service criteria are satisfied, the RSUs will vest during September 2023, September 2024, September 2025 and September 2026. As of October 31, 2022, there were 147,059 unvested shares.

During the three and nine months ended October 31, 2022, the Company recognized share-based compensation related to restricted stock units of an aggregate of $7,671 and unrecognized share-based compensation of $192,329.

The following is a summary of the Company’s restricted stock units activity:

	Restricted Stock Units	Weighted Average Exercise Price
Unvested – February 1, 2022	14,000	$2.83
Granted	147,059	$1.36
Vested	-	$-
Forfeited	(14,000)	$2.83
Outstanding – October 31, 2022	147,059	$1.36

For the three and nine months ended October 31, 2021, the Company recognized share-based compensation related to restricted stock units of an aggregate of $18,933.

Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – February 1, 2022	669,000	$0.66
Exercisable – February 1, 2022	666,500	$0.65
Granted	150,000	$1.48
Exercised	(130,000)	$1.00
Outstanding – October 31, 2022	689,000	$0.77
Exercisable – October 31, 2022	539,000	$0.57

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.39 – 1.48	689,000	2.57	$0.77	539,000	$0.57

At October 31, 2022, the total intrinsic value of options outstanding and exercisable was $257,379.

During the nine months ended October 31, 2022, the members of the board of directors and the CFO exercised 130,000 options at an average exercise price of $1.00 per share in exchange for 57,093 shares of common stock.

During the nine months ended October 31, 2021, seven employees exercised a total of 200,000 options at an average exercise price of $0.81 per share for aggregate proceeds of $19,080 in exchange for 148,061 shares of common stock.

For the three months ended October 31, 2022 and 2021, the Company recognized share-based compensation related to options of an aggregate of $15,955 and $748, respectively, which is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. For the nine months ended October 31, 2022 and 2021, the Company recognized share-based compensation related to options of an aggregate of $28,288 and $1,534, respectively, which is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. At October 31, 2022, there was unrecognized share-based compensation of $144,115.

Warrants

In conjunction with the Series B Preferred offering, the placement agent received one warrant for every $100 invested. The fair value of the warrants as of grant date was $16,520 and was valued using a Black-Scholes option pricing model using the following assumptions:

September 13, 2022
Risk-free interest rate	3.58%
Expected life of grants	5 years
Expected volatility of underlying stock	82.52%
Dividends	0%

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – February 1, 2022	-	$-
Exercisable – February 1, 2022	-	$-
Granted	11,800	$2.25
Exercised	-	$-
Outstanding – October 31, 2022	11,800	$2.25
Exercisable – October 31, 2022	11,800	$2.25

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.25	11,800	4.87	$2.25	11,800	$2.25

At October 31, 2022, the total intrinsic value of warrants outstanding and exercisable was $0.

Note 11 - Stockholders’ Equity

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – January 31, 2020	891,500	$0.77
Exercisable – January 31, 2020	756,500	$0.71
Granted	7,500	$0.53
Exercised	(24,000)	$0.60
Forfeited/Cancelled	(6,000)	$0.60
Outstanding – January 31, 2021	869,000	$0.70
Exercisable – January 31, 2021	859,000	$0.70
Granted	-	$-
Exercised	(200,000)	$0.81
Outstanding – January 31, 2022	669,000	$0.66
Exercisable – January 31, 2022	666,500	$0.65

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.39 – 1.38	669,000	1.83	$0.66	666,500	$0.65

At January 31, 2022, the total intrinsic value of options outstanding and exercisable was $859,051 and $857,101, respectively.

During the year ended January 31, 2022, eight employees exercised a total of 200,000 options at an exercise price range of $0.49 to $1.38 per share for aggregate proceeds of $19,080. During the year ended January 31, 2021, three employees exercised a total of 24,000 options at an exercise price of $0.60 per share for aggregate proceeds of $14,400.

During the year ended January 31, 2021, the Company issued to 7,500 options to an employee. The options have an exercise price of $1.16 per share, a term of 5 years, and 2-year vesting. The options have an aggregated fair value of approximately $6,682 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 3.

For the years ended January 31, 2022 and 2021, the Company recognized share-based compensation related to options of an aggregate of $1,863 and $52,895, respectively. In January 2021, the Company extended certain director options that were set to expire in April 2021 for a period of two years to April 2023 using the assumptions in Note 3.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 31, 2020	6,056,664	$1.00
Exercisable – January 31, 2020	6,056,664	$1.00
Granted	-	$-
Exercised	(3,631,733)	$1.09
Forfeited/Cancelled	(2,424,931)	$1.39
Outstanding – January 31, 2021	-	$-
Exercisable – January 31, 2021	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – January 31, 2022	-	$-
Exercisable – January 31, 2022	-	$-

During the year ended January 31, 2021, warrant holders exercised a total of 3,631,733 warrants and the Company issued 3,588,490 shares of common stock as a result of these exercises and received net proceeds of $3,773,182 which included $87,000 paid to the placement agent. Of the 3,631,733 exercised warrants, 80,000 warrants were exercised on a cashless basis by Spartan Capital and the Company issued 36,757 shares of common stock.

(C) Restricted Stock Units

During the year ended January 31, 2022, the Company awarded an employee a grant of 21,000 restricted stock units (“RSUs”) with a grant date fair value of $59,430. The RSUs will be expensed over the requisite service period. The terms of the RSUs include vesting provisions based solely on continued service. If the service criteria are satisfied, the RSUs will vest during November 2021, September 2022 and September 2023. As of January 31, 2022, there were 14,000 unvested shares and unrecognized share-based compensation of $28,375.

For the year ended January 31, 2022, the Company recognized share-based compensation related to restricted stock units of an aggregate of $31,055.